Shareholder Report, Holdings (Details) - C000266441 [Member]	Mar. 31, 2026
Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Asset Backed Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.50%
Taxable Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%